Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,633,000
Previously Paid Amount	0.00
Total Fee Amount	142.07
Total Offset Amount	0.00
Net Fee	142.07
Narrative - Max Aggregate Offering Price	$ 1,633,000
Final Prospectus	true